Summary of Significant Accounting Policies - Contingent Earn-out (Details)	12 Months Ended
	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition, Contingent Consideration [Line Items]
Earn-out shares issuable upon achieving certain milestones	15,000,000
Par value common stock | $ / shares	$ 0.0001	$ 0.0001
Triggering Event One
Business Acquisition, Contingent Consideration [Line Items]
Number of trading days | D	20
Number of consecutive trading days | D	30
Triggering Event Two
Business Acquisition, Contingent Consideration [Line Items]
Number of trading days | D	20
Number of consecutive trading days | D	30
Triggering Event Three
Business Acquisition, Contingent Consideration [Line Items]
Number of trading days | D	20
Number of consecutive trading days | D	30
Plan of merger with NHIC and Merger Sub
Business Acquisition, Contingent Consideration [Line Items]
Par value common stock | $ / shares	$ 0.0001
Plan of merger with NHIC and Merger Sub | Class A Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Earn-out shares issuable upon achieving certain milestones	15,000,000
Earn Out Shares Held By Legacy Shareholders	12,150,413
Earn-out shares are subject to the share-based compensation	2,849,587
Plan of merger with NHIC and Merger Sub | Triggering Event One | Class A Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Earn-out shares issuable upon achieving certain milestones	5,000,000
Earn-out shares perior for one-time issuance	5 years
Plan of merger with NHIC and Merger Sub | Triggering Event One | Class A Common Stock | Minimum
Business Acquisition, Contingent Consideration [Line Items]
Share price | $ / shares	$ 12.50
Plan of merger with NHIC and Merger Sub | Triggering Event Two | Class A Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Earn-out shares issuable upon achieving certain milestones	5,000,000
Earn-out shares perior for one-time issuance	5 years
Plan of merger with NHIC and Merger Sub | Triggering Event Two | Class A Common Stock | Minimum
Business Acquisition, Contingent Consideration [Line Items]
Share price | $ / shares	$ 15.00
Plan of merger with NHIC and Merger Sub | Triggering Event Three | Class A Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Earn-out shares issuable upon achieving certain milestones	5,000,000
Earn-out shares perior for one-time issuance	5 years
Plan of merger with NHIC and Merger Sub | Triggering Event Three | Class A Common Stock | Minimum
Business Acquisition, Contingent Consideration [Line Items]
Share price | $ / shares	$ 17.50